Reinsurance and Indemnification - Excess contract (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Reinsurance Retention Policy [Line Items]
Retention amount for catastrophe reinsurance agreement contracts	$ 500
Florida Excess Catastrophe Reinsurance Agreement, Personal Property Lines
Reinsurance Retention Policy [Line Items]
Limit of aggregate losses under aggregate excess agreement	249
Retention amount for catastrophe reinsurance agreement contracts	$ 20
Retention percentage of reinsurance limit	100.00%
Catastrophe reinsurance aggregate loss limit, exhausted	$ 42